Schedule of accounts receivable, net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 32,751,346	$ 29,942,050
Allowance for expected credit losses	(3,490,948)	(1,570,348)	$ (1,486,333)
Total, net	$ 29,260,398	$ 28,371,702